Common Stock and Stock Plans, Summary of Restricted Share Rights and Restricted Share Awards (Details) - Restricted share rights [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Restricted Share Rights and Restricted Share Awards [Abstract]
Nonvested at January 1, 2022 (in shares)	51,604,179
Granted (in shares)	24,793,104
Vested (in shares)	(20,380,394)
Canceled or forfeited (in shares)	(2,779,746)
Nonvested at December 31, 2022 (in shares)	53,237,143	51,604,179
Weighted- average grant-date fair value
Nonvested at January 1, 2022 (in dollars per share)	$ 37.98
Granted (in dollars per share)	51.80	$ 32.99	$ 42.53
Vested (in dollars per share)	42.30
Canceled or forfeited (in dollars per share)	44.18
Nonvested at December 31, 2022 (in dollars per share)	$ 42.44	$ 37.98
Cost amount to holders of incentive compensation share plans	$ 0
Unrecognized compensation cost related to nonvested awards	$ 986,000,000
Expected weighted-average period to recognize compensation costs related to awards	2 years 4 months 24 days
Fair value of RSRs vested	$ 1,000,000,000	$ 902,000,000	$ 981,000,000
Long-term incentive compensation plans [Member] | Minimum [Member]
Weighted- average grant-date fair value
Award vesting period	3 years
Long-term incentive compensation plans [Member] | Maximum [Member]
Weighted- average grant-date fair value
Award vesting period	5 years